BROWN ADVISORY FUNDS

Brown Advisory Growth Equity Fund
Brown Advisory Flexible Equity Fund
Brown Advisory Sustainable Growth Fund
Brown Advisory Mid-Cap Growth Fund
Brown Advisory Small-Cap Growth Fund
Brown Advisory Small-Cap Fundamental Value Fund
Brown Advisory Sustainable Small-Cap Core Fund
Brown Advisory Sustainable Value Fund
Brown Advisory Global Leaders Fund
Brown Advisory Sustainable International Leaders Fund
Brown Advisory Intermediate Income Fund
Brown Advisory Sustainable Bond Fund
Brown Advisory Maryland Bond Fund
Brown Advisory Tax-Exempt Bond Fund
Brown Advisory Tax-Exempt Sustainable Bond Fund
Brown Advisory Mortgage Securities Fund
Brown Advisory − WMC Strategic European Equity Fund
Brown Advisory Emerging Markets Select Fund
Brown Advisory – Beutel Goodman Large-Cap Value Fund
Brown Advisory − WMC Japan Equity Fund
_____________________________________________________________________________________
Supplement dated December 19, 2025
to the Statement of Additional Information (“SAI”) dated October 31, 2025
_____________________________________________________________________________________

1.
Effective December 31, 2025, Henry H. Hopkins, a member of the Board of Trustees of the Brown Advisory Funds (the “Trust”) has retired from his role as an Independent Trustee of the Trust. Accordingly, all references to Mr. Hopkins serving as an Independent Trustee of the Trust throughout the SAI are removed in their entirety.

2.
The table entitled “Other Accounts under Management” in the section entitled “Management - Investment Sub-Adviser – Brown Advisory Emerging Markets Select Fund – Information Regarding Portfolio Managers” is deleted and restated with the following:

Other Accounts Under Management.  The table below identifies, for the portfolio manager of the Brown Advisory Emerging Markets Select Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  Information in the table is shown as of June 30, 2025.  Asset amounts are approximate and have been rounded.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance Based
Fund and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Brown Advisory Emerging Markets Select Fund
Rakesh Bordia	17	36	41	1	1	0
	$11.0 billion	$5.0 billion	10.1 billion	$303 million	$400 million	$0
Caroline Cai	18	65	59	2	4	0
	$12.9 billion	$29.1 billion	$15.5 billion	$2.2 billion	$806 million	$0
Allison Fisch	17	36	40	1	1	0
	$11.0 billion	$5.0 billion	10.1 billion	$303 million	$400 million	$0
Akhil Subramanian	5	18	18	1	1	0
	$3.1 billion	$2.1 billion	$6.1 billion	$303 million	$400 million	$0

If you have any questions, please call Brown Advisory Funds at 800-540-6807 (toll free) or 414-203-9064.

Investors should retain this supplement for future reference.